Interest in associates and joint ventures - Selected income statement information of BoCom (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Net interest income	$ 40,995		$ 42,414		$ 47,189
Net fee and commission income	12,811		12,777		14,705
Loan impairment charges	(1,992)		(3,350)		(3,592)
Tax expense	(5,288)		(3,666)		(3,771)
Profit for the year	11,879		3,446		15,096
Other comprehensive income	9,383		(8,398)		(13,949)
Total comprehensive income	21,262		(4,952)		1,147
Dividends received from BoCom	$ 2,225		$ 475		$ 914
Bank of Communications Co., Limited
Disclosure of associates [line items]
Net interest income		$ 19,080		$ 20,614
Net fee and commission income		5,698		5,493
Loan impairment charges		(4,286)		(4,284)
Depreciation and amortisation		(1,342)		(1,216)
Tax expense		(2,234)		(2,800)
Profit for the year		10,288		10,151
Other comprehensive income		(624)		875
Total comprehensive income		9,664		11,026
Dividends received from BoCom		$ 565		$ 580